UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

**FORM N-CSR**

**CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES**

Investment Company Act file number 811-21418

Ancora Trust
(Exact name of registrant as specified in charter)

2000 Auburn Drive, Suite 430, Cleveland, OH 44122
(Address of principal executive offices)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 866-626-2672

Date of fiscal year end: 12/31

Date of reporting period: 06/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

**Item 1. Reports to Stockholders.**

Ancora Trust

Semi-Annual Report

June 30, 2005

(Unaudited)

Fund Advisor:

Ancora Advisors LLC

One Chagrin Highlands

2000 Auburn Drive

Suite 430

Cleveland, OH 44122

Toll Free: (866) 626-2672

(THIS PAGE INTENTIONALLY LEFT BLANK)

# ANCORA INCOME FUND

For the six months ending June 30, the Ancora Income Fund Class C and Class D appreciated 1.2% and 1.3% compared to the 2.5% return for its benchmark index. While the funds performance was slightly below the index, the bond market continued to be volatile during the first six months of 2005. The FED's determination to increase interest rates has created jitters all across the yield curve, but the ultimate upward climb in long term rates has yet to be seen. By June 30, 2005, the yield curve became relatively flat with domestic investors preferring to invest in short maturity instruments while foreigners continued their appetite for the long end of the market.

The United States continues to be the market of choice for investors around the world. Low inflation, a stable dollar and an economy growing within its capacities all bode well for the immediate future. As we look into 2006 the picture begins to change. The effects of increasing short term rates on Adjustable Rate Mortgages will begin to take its toll. A rate around 7% appears likely to cause a considerable slowdown in housing and the secondary effort of drawing spendable consumer dollars out of the economy.

Mindful of the ultimate effects of continued rate increases, the Ancora Income Fund continues to reposition its portfolio into securities with characteristics least affected by this upward pressure. Higher interest rates always mean lower bond prices, however. If the bond market makes an orderly adjustment to this trend, we will be in a good position to turn the short term negatives into longer term positives in the form of higher dividends to our shareholders.

Unlike most bond and income funds, the Ancora Income Fund is highly managed. This means that continued changes in the marketplace will be met by continued adjustments in our portfolio. We believe our continued focus on market fundamentals will serve our shareholders well into the future.

*The funds are distributed by Ancora Securities, Inc., Member NASD.*

Ancora Trust
Ancora Income Fund
Schedule of Investments
June 30, 2005 (Unaudited)

	Shares	Value
Common Stocks - 0.24%		
Remec, Inc. (a)	5,000	$ 32,000
TOTAL COMMON STOCK (Cost $31,013)		32,000
Convertible Preferred Stocks - 5.94%		
Ford Motor Company - 6.500%	5,000	200,625
Glenborough Realty - 7.750%	10,743	277,975
Travelers PPTY Casualty - 4.500%	14,000	320,460
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $852,552)		799,060
Corporate Bond Trust Certificates - 36.94%		
Abbey National Plc. - 7.375% (b)	4,000	105,280
American General Capital III - 8.050%	3,500	90,405
BAC Capital Trust III - 7.000%	10,000	262,200
BCH Capital Ltd. - 9.430%	2,100	52,479
Cabco-AOL - 7.625%	6,800	178,636
Citigroup Capital VI - 7.125%	15,000	389,100
Corporate-Backed Trust Boeing Co. - 6.050%	9,500	240,825
Corporate-Backed Trust BellSouth Corp. - 6.000%	7,500	186,000
Corporate-Backed Trust Washington Mutual, Inc. - 7.750%	1,400	36,050
CorTS Trust Disney - 6.875%	6,000	158,100
CorTS Trust IBM - 7.000%	12,900	341,205
CorTS Trust Verizon - 7.375%	13,200	349,536
Dominion Res Cap Trust III - 8.400%	10,000	258,300
General Motors Acceptance Corporation - 7.350%	12,000	256,800
Household Capital Trust VI - 8.250%	10,000	259,300
MBNA Capital D - 8.125%	14,000	373,240
Merrill Lynch - 7.000%	15,000	394,350
Morgan Stanley Capital Trust IV - 6.250%	5,000	125,750
NB Capital Corporation - 8.350%	3,900	106,743
Preferredplus Trust - Goldman Sachs & Co. - 6.000%	11,400	284,544
Preferredplus Trust - Liberty Media Corp. - 7.000%	3,000	76,650
Preferredplus Trust - Goodrich Corp. - 7.875%	5,000	128,550
Southern Company Capital Trust VI - 7.125%	12,000	318,000
TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $4,981,940)		4,972,043
Preferred Stocks - 0.37%		
AmeriServ Financial, Inc. - 8.450%	2,000	$ 50,140
TOTAL PREFERRED STOCKS (Cost $50,332)		50,140
Investment Company Funds - 43.11%		
Closed-End Bond Funds - 36.26%		
1838 Bond-Debenture Trading Fund	37,500	712,500
ACM Government Opportunity	16,600	131,472
Allmerica Securities Trust	18,500	172,605
ACM Managed Income Inc.	46,000	169,280
American Income Fund Inc.	21,500	175,870
American Select Portfolio	45,100	539,396
Blackrock Income Opportunity Trust	16,000	181,280

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
June 30, 2005 (Unaudited)

Investment Company Funds - 43.11% - continued	**Shares**	**Value**
Closed-End Bond Funds - 36.26% - continued		
Evergreen Mananged Income	30,000	523,800
MFS Intermediate Income Trust	83,000	541,990
Pioneer Interest Shares Inc.	36,000	412,200
Putnam Master Income Trust	64,300	416,021
Putnam Premier Income Trust	94,500	610,470
Van Kampen Bond Fund	16,500	293,700
		4,880,584
Closed-End Bond Funds, Senior Securities - 4.43%		
Gabelli Global Multi Media Trust - 6.000%	9,500	238,925
Royce Value Trust Inc. - 5.900%	14,300	357,500
		596,425
Convertible Securities Funds - 2.42%		
TCW Convertible Securities Fund	65,000	325,650
TOTAL INVESTMENT COMPANY FUNDS (Cost $5,725,345)		5,802,659
REIT Preferred Shares - 11.82%		
Commercial Net Lease Realty (shares of beneficial interest)	14,000	286,580
Cousins Properties, Inc. 7.750%	10,000	257,000
Developers Diversified Realty Corporation - 8.600%	12,700	336,169
Kimco Realty - 6.650%	12,500	318,750
Prologis Trust - 6.750%	8,200	208,936
Public Storage - 7.500%	7,000	184,100
TOTAL REIT PREFERRED SHARES (Cost $1,570,513)		1,591,535
Money Market Securities - 1.49%		
First American Government Obligations Fund - Class A, 2.40%, (c)	200,847	$ 200,847
TOTAL MONEY MARKET SECURITIES (Cost $200,847)		200,847
TOTAL INVESTMENTS (Cost $13,412,542) - 99.91%		$ 13,448,284
Other assets less liabilities - 0.09%		12,309
TOTAL NET ASSETS - 100.00%		$ 13,460,593

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable rate security; the coupon rate shown represents the rate at June 30, 2005.

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Common Stocks - 89.70%	**Shares**	**Value**
Aerospace/Defense - 4.58%		
Goodrich Corp.	3,000	$ 122,880
L 3 Communications Holdings, Inc.	6,000	459,480
		582,360
Chemicals - 1.05%		
Dow Chemical Co.	3,000	133,590
Commercial Banks - 7.53%		
Northern Trust Corp.	6,000	273,540
State Street Corp.	3,000	144,750
U.S. Bancorp	10,000	292,000
Wachovia Corp.	5,000	248,000
		958,290
Communication - 3.82%		
Alltel Corp.	3,000	186,840
Comcast Corp. (a)	10,000	299,500
		486,340
Computer Equipment & Software - 11.66%		
Cisco Systems, Inc. (a)	15,000	286,650
Computer Associates International, Inc.	15,000	412,200
Hewlett Packard Co.	12,000	282,120
International Business Machines Corp.	3,000	222,600
Texas Instruments, Inc.	10,000	280,700
		1,484,270
Consumer Products and Services - 7.30%		
3M Co.	5,000	361,500
Avery Dennison Corp.	3,000	158,880
Dean Foods Co. (a)	6,000	211,440
Williams Sonoma, Inc. (a)	5,000	197,850
		929,670
Energy - 6.14%		
Anadarko Petroleum, Inc.	4,000	328,600
Apache Corp.	7,000	452,200
		780,800
Entertainment/Media - 9.51%		
Gannett Co.	3,500	248,955
Harrah's Entertainment, Inc.	4,000	288,280
Liberty Media Corp. - Class A (a)	25,000	254,750
Time Warner, Inc. (a)	25,000	417,750
		1,209,735

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
June 30, 2005 (Unaudited)

Common Stocks - 89.70% - continued	**Shares**	**Value**
Finance Services - 15.61%		
American Express Co.	6,000	$ 319,380
Bear Stearns Co.	3,000	311,820
Berkshire Hathaway Finance Corp. (a)	200	556,700
MBNA Corp.	12,000	313,920
Merrill Lynch & Co., Inc.	5,000	275,050
Principal Financial Group	5,000	209,500
		1,986,370
Healthcare - 6.49%		
Abbott Laboratories, Inc.	5,000	245,050
Laboratory Corp. of America Holdings (a)	5,000	249,500
Pfizer, Inc.	12,000	330,960
		825,510
Machinery and Equipment - 12.20%		
General Electric Co.	14,000	485,100
Honeywell International Inc.	10,000	366,300
International Game Technology	11,000	309,650
Pall Corp.	10,000	303,600
Tyco International LTD.	3,000	87,600
		1,552,250
Medical & Laboratory Instruments - 3.81%		
Bio-Rad Laboratories Inc. - Class A (a)	5,000	296,050
Boston Scientific Corp. (a)	7,000	189,000
		485,050
TOTAL COMMON STOCKS (Cost $10,546,983)		11,414,235
Money Market Securities - 13.36%		
First American Government Obligations Fund - Class A, 2.40% (b)	1,700,085	1,700,085
TOTAL MONEY MARKET SECURITIES (Cost $1,700,085)		1,700,085
TOTAL INVESTMENTS (Cost $12,247,068) - 103.06%		$ 13,114,320
Liabilities in excess of other assets - (3.06)%		(388,854)
TOTAL NET ASSETS - 100.00%		$ 12,725,466

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2005

See accompanying notes which are an integral part of the financial statements.

# ANCORA SPECIAL OPPORTUNITY

The Ancora Special Opportunity Fund Class C and Class D underperformed the broad Wilshire 5000 market index during the six months ending June 30, declining nearly 5% against a 1% decline for the index. After the Fund advanced approximately 19% in 2004, it appears that our special opportunity companies backtracked in a relatively uneventful market. For the past 18 months, however, the Fund remains comfortably ahead of its index.

We work very hard in our research for companies which we believe will undergo meaningful restructurings of their balance sheets and/or their product and service offerings. In addition, we seek out companies in which we believe the private market value significantly exceed the public market value, and then we look for the catalyst which we hope will close the gap. Buy and sell activity by company insiders often gives us a meaningful indication of whether or not we are on the right track.

So as not to spread ourselves too thin and dilute our best research, we attempt to hold our portfolio to less than 40 companies. We expect the market to be more volatile in the weeks and months ahead, and a variety of new opportunities to become available.

*The funds are distributed by Ancora Securities, Inc., Member NASD.*

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Common Stocks - 60.37%	**Shares**	**Value**
Communications - 6.70%		
Intervoice, Inc. (a)	8,000	$ 69,040
Shaw Communications Inc.	12,000	249,240
Symmetricom, Inc. (a)	31,000	321,470
UTStarcom, Inc. (a)	15,000	112,350
		752,100
Computer Equipment & Software - 8.97%		
Computer Horizons Corp. (a)	65,000	203,450
Echelon Corp. (a)	15,586	107,232
InFocus Corp. (a)	62,000	256,680
Novell, Inc. (a)	30,000	186,000
OmniVision Technologies, Inc. (a)	7,000	95,130
OSI Systems, Inc. (a)	10,000	157,900
		1,006,392
Consumer Products and Services - 10.68%		
Cobra Electronics Corp. (a)	25,000	179,000
Hypercom Corp. (a)	29,700	192,159
Mayor's Jewelers, Inc. (a)	100,000	57,000
Meade Instruments Corp. (a)	40,000	111,600
Monterey Gourmet Foods (a)	60,000	187,200
National Presto Industries, Inc.	6,000	264,420
The Stephan Company	48,900	207,825
		1,199,204
Energy - 3.10%		
Active Power, Inc. (a)	70,000	227,500
Whiting Petroleum Corp. (a)	3,300	119,823
		347,323
Entertainment - 5.33%		
Gray Television, Inc. - Class A	10,500	118,650
Hearst Argyle Television, Inc.	5,000	122,500
Liberty Media Corp. - Class A (a)	35,000	356,650
		597,800
Financial Services - 4.48%		
Century Business Services, Inc. (a)	41,800	169,290
First Albany Companies, Inc.	19,000	113,240
Mercer Insurance Group, Inc. (a)	10,000	129,501
Piper Jaffray Companies (a)	3,000	91,290
		503,321

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
June 30, 2005 (Unaudited)

	Shares		Value
Common Stocks - 60.37% - continued			
Healthcare - 9.63%			
AP Pharma, Inc. (a)	96,000	$	159,936
Cardiodynamics International Corp. (a)	110,000		176,000
HEALTHSOUTH Corp. (a)	50,000		275,000
Isotechnika, Inc. (a)	20,000		37,000
Mine Safety Appliances Co.	5,000		231,000
Osteotech, Inc. (a)	55,000		202,400
			1,081,336
Machinery and Equipment - 11.48%			
ADC Telecommunications, Inc. (a)	14,000		304,780
Albany Molecular Research, Inc. (a)	10,000		140,000
Advanced Micro Devices, Inc. (a)	10,000		173,400
Cronos Group	10,000		114,900
JDS Uniphase Corp. (a)	100,000		152,000
Methode Electronics, Inc.	20,000		237,400
Remec, Inc. (a)	26,000		166,400
			1,288,880
TOTAL COMMON STOCKS (Cost $6,457,018)			6,776,356
Investment Company Funds - 5.47%			
Boulder Growth & Income Fund, Inc.	39,000		258,570
New Germany Fund, Inc.	10,000		93,200
Zweig Total Return Fund, Inc.	51,000		261,630
TOTAL INVESTMENT COMPANY FUNDS (Cost $585,298)			613,400
Money Market Securities - 33.38%			
First American Government Obligations Fund - Class S, 2.40% (b)	3,746,682		3,746,682
TOTAL MONEY MARKET SECURITIES (Cost $3,746,682)			3,746,682
TOTAL INVESTMENTS (Cost $10,788,998) - 99.22%		$	11,136,438
Other assets less liabilities - 0.78%			87,400
TOTAL NET ASSETS - 100.00%		$	11,223,838

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2005.

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Ancora Bancshares
Schedule of Investments
June 30, 2005 (Unaudited)

Common Stocks - 90.34%	**Shares**	**Value**
Financial Services - 1.21%		
First Albany Companies, Inc.	5,500	$ 32,780
Insurance - 8.59%		
Axis Capital Holdings Ltd.	2,000	56,600
IPC Holdings Ltd.	1,000	39,620
Mercer Insurance Group, Inc. (a)	3,000	38,850
Montpelier Re Holdings Ltd.	1,000	34,580
Platinum Underwriters Holdings Ltd.	2,000	63,640
		233,290
Savings Institutions - 33.29%		
FirstFed Financial Corp. (a)	2,500	149,025
First Niagara Financial Group, Inc. (a)	10,000	145,800
Franklin Bank Corp. (a)	6,000	112,560
Independence Community Bank Corp.	2,000	73,860
IndyMac Bancorp, Inc.	2,500	101,825
Itla Capital Corporation (a)	2,200	118,580
New York Community Bancorp, Inc.	5,000	90,600
Sovereign Bancorp, Inc.	5,000	111,700
		903,950
Commercial Banks - 47.25%		
AmeriServ Financial, Inc. (a)	10,000	53,500
Bank of Hawaii Corp.	1,500	76,125
Central Pacific Financial Corp.	4,000	142,400
City National Corp.	1,500	107,565
Columbia Bancorp	7,000	133,000
Commerce Bancshares, Inc.	1,575	79,396
Community Bancorp (a)	3,000	93,060
FirstBank Corp.	3,000	81,000
First Community Bancshares, Inc.	3,000	97,500
Irwin Financial Corp.	3,000	66,570
Mainsource Financial Group	2,000	36,180
Mercantile Bancshares Corp.	2,000	103,060
North Fork Bancorporation, Inc.	2,000	56,180
Oriental Financial Group Inc.	5,000	76,300
Partners Trust Financial Group, Inc.	5,000	53,400
Washington Trust Bancorp, Inc.	1,000	27,670
		1,282,906
TOTAL COMMON STOCKS (Cost $2,287,016)		2,452,926
Investment Company Funds - 1.81%		
John Hancock Bank & Thrift Opportunity Fund	5,000	$ 49,100
TOTAL INVESTMENT COMPANY FUNDS (Cost $49,238)		49,100
TOTAL INVESTMENTS (Cost $2,336,254) - 92.15%		$ 2,502,026
Cash and other assets less liabilities - 7.85%		213,059
TOTAL NET ASSETS - 100.00%		$ 2,715,085

(a) Non-income producing.

See accompanying notes which are an integral part of the financial statements.

## Annual Total Returns
## (for periods ended June 30, 2005)

| | Six Months | One Year | Since Inception (January 6, 2004) |
|---|---|---|---|
| **Ancora Bancshares - Class D*** | -3.04% | 5.52% | 3.47% |

Comparison of the Growth of $1,000,000 Investment in the Ancora Bancshares - Class D
and S&P Small Cap Regional Bank Index
Ancora Bancshares Class D - ($1,051,000)
S&P Small Cap Index - ($1,111,680)
Date

*The chart above assumes an initial investment of $1,000,000 made on January 6, 2004 (commencement of Fund operations) and held through June 30, 2005. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.* The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. *Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.*

Ancora Trust
Statements of Assets and Liabilities
June 30, 2005 (Unaudited)

	Ancora Income Fund	Ancora Equity Fund	Ancora Special Opportunity Fund	Ancora Bancshares
Assets				
Investments in securities:				
At Cost	$ 13,412,542	$ 12,247,068	$ 10,788,998	$ 2,336,254
At Value	$ 13,448,284	$ 13,114,320	$ 11,136,438	$ 2,502,026
Cash	-	-	-	220,714
Interest receivable	973	3,787	7,452	-
Dividends receivable	48,782	14,655	1,314	1,540
Receivable for investments sold	305,137	33,866	147,194	-
Receivable for Fund shares sold	50,000	-	-	-
Prepaid expenses	1,529	1,534	1,261	1,209
Total assets	13,854,705	13,168,162	11,293,659	2,725,489
Liabilities				
Payable for investments purchased	367,884	418,246	49,285	-
Payable for Fund shares redeemed	9,750	-	-	-
Payable to advisor	4,146	11,406	9,230	2,994
12b-1 fees payable	4,628	5,202	4,007	555
Administration fees payable	1,101	1,173	923	222
Accrued expenses	6,603	6,669	6,376	6,633
Total liabilities	394,112	442,696	69,821	10,404
Net Assets:	$ 13,460,593	$ 12,725,466	$ 11,223,838	$ 2,715,085
(unlimited number of shares authorized)				
Net Assets consist of:				
Paid in capital	13,509,547	11,702,126	10,592,408	2,544,561
Accumulated undistributed net investment income (loss)	3,690	(63,896)	(62,157)	(39,456)
Accumulated net realized gain (loss) on:				
Investment securities	(88,386)	219,984	346,147	44,208
Net unrealized appreciation on:				
Investment securities	35,742	867,252	347,440	165,772
Net Assets	$ 13,460,593	$ 12,725,466	$ 11,223,838	$ 2,715,085
Shares Outstanding	1,353,228	1,138,583	2,055,213	257,982
Class C:				
Net assets applicable to Class C shares	$ 8,965,975	$ 6,797,606	$ 4,569,380	N/A
Shares outstanding (unlimited numbers of shares authorized)	902,460	610,348	840,603	N/A
Net asset value, offering price, and redemption price per share	$ 9.94	$ 11.14	$ 5.44	N/A
Class D:				
Net assets applicable to Class D shares	$ 4,494,618	$ 5,927,860	$ 6,654,458	$ 2,715,085
Shares outstanding (unlimited numbers of shares authorized)	450,768	528,235	1,214,610	257,982
Net asset value and offering price per share	$ 9.97	$ 11.22	$ 5.48	$ 10.52
Minimum redemption price per share	N/A	N/A	N/A	$ 10.34 (a)

(a) Shares are subject to a 1.75% redemption fee on shares redeemed within one year of purchase. The fee decreases to 1.00% in the second year and is elimated after that.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Statements of Changes In Net Assets

	Ancora Special Opportunity Fund		Ancora Bancshares	
	Six Months Ended June 30, 2005 (Unaudited)	Period Ended December 31, 2004 (a)	Six Months Ended June 30, 2005 (Unaudited)	Period Ended December 31, 2004 (b)
Increase (Decrease) in Net Assets				
Operations				
Net investment income (loss)	$ (62,157)	$ (49,041)	$ (39,457)	$ (81,932)
Net realized gain (loss) on investment securities	348,837	304,472	44,990	60,149
Change in net unrealized appreciation (depreciation)	(477,503)	824,943	(96,401)	262,173
Net increase (decrease) in net assets resulting from operations	(190,823)	1,080,374	(90,868)	240,390
Distributions				
From net realized gain, Class C	(62,821)	(77,674)	-	-
From net realized gain, Class D	(52,805)	(64,821)	-	-
Total distributions	(115,626)	(142,495)	-	-
Capital Share Transactions - Class A (c)				
Proceeds from sale of shares	-	-	-	120,688
Shares redeemed	-	-	(79,148)	(47,882)
	-	-	(79,148)	72,806
Capital Share Transactions - Class C				
Proceeds from sale of shares	946,227	3,807,905	-	-
Shares issued in reinvestment of dividends	14,360	19,057	-	-
Shares redeemed	(66,235)	(400,525)	-	-
	894,352	3,426,437	-	-
Capital Share Transactions - Class D				
Proceeds from sale of shares	3,591,090	2,978,412	99,683	2,687,315
Shares issued in reinvestment of dividends	7,747	8,056	-	-
Shares redeemed	(171,451)	(142,235)	(215,093)	-
	3,427,386	2,844,233	(115,410)	2,687,315
Net increase (decrease) in net assets resulting from capital share transactions	4,321,738	6,270,670	(194,558)	2,760,121
Total increase (decrease) in net assets	4,015,289	7,208,549	(285,426)	3,000,511
Net Assets				
Beginning of period	$ 7,208,549	$ -	$ 3,000,511	$ -
End of period	$ 11,223,838	$ 7,208,549	$ 2,715,085	$ 3,000,511
Accumulated undistributed net investment income (loss)	$ (62,157)	$ -	$ (39,456)	$ -
Capital Share Transactions - A Shares (c)				
Shares sold	-	-	-	12,134
Shares repurchased	-	-	(7,684)	(4,450)
Net increase (decrease) from capital share transactions	-	-	(7,684)	7,684
Capital Share Transactions - C Shares				
Shares sold	175,202	748,945	-	-
Shares issued in reinvestment of distributions	2,679	3,297	-	-
Shares repurchased	(11,918)	(77,602)	-	-
Net increase from capital share transactions	165,963	674,640	-	-
Capital Share Transactions - D Shares				
Shares sold	682,882	588,378	9,702	268,784
Shares issued in reinvestment of distributions	1,437	1,387	-	-
Shares repurchased	(31,343)	(28,131)	(20,504)	-
Net increase (decrease) from capital share transactions	652,976	561,634	(10,802)	268,784

(a) For the period January 5, 2004 (commencement of operations) through December 31, 2004.
(b) For the period January 6, 2004 (commencement of operations) through December 31, 2004.
(c) Bancshares Class A closed and merged into Class D on March 31, 2005.

See accompanying notes which are an integral part of the financial statements.

Ancora Trust - Class C
Financial Highlights
(For a Fund share outstanding throughout each period)

	Ancora Income Fund		Ancora Equity Fund	
	Six Months Ended June 30, 2005 (Unaudited)	Period Ended December 31, 2004 (a)	Six Months Ended June 30, 2005 (Unaudited)	Period Ended December 31, 2004 (a)
Selected Per Share Data				
Net asset value, beginning of period	$ 9.97	$ 10.00	$ 11.25	$ 10.00
Income from investment operations				
Net investment income (loss)	0.25	0.50	(0.08)	(0.13)
Net realized and unrealized gain (loss)	(0.03)	(0.03)	(0.03)	1.38
Total from investment operations	0.22	0.47	(0.11)	1.25
Less Distributions to shareholders:				
From net investment income	(0.25)	(0.50)	-	-
Total distributions	(0.25)	(0.50)	-	-
Net asset value, end of period	$ 9.94	$ 9.97	$ 11.14	$ 11.25
Total Return (b) (c)	1.22%	4.89%	-0.98%	12.50%
Ratios and Supplemental Data				
Net assets, end of period (000)	$ 8,966	$ 7,585	$ 6,798	$ 6,415
Ratio of expenses to average net assets (d)	2.00%	2.00%	2.92%	2.92%
Ratio of expenses to average net assets before waiver & reimbursement (d)	2.34%	2.51%	2.92%	2.92%
Ratio of net investment income to average net assets (d)	5.10%	5.54%	(1.59)%	(1.77)%
Ratio of net investment income to average net assets before waiver & reimbursement (d)	4.76%	5.03%	(1.59)%	(1.77)%
Portfolio turnover rate	43.58%	84.62%	18.13%	45.33%

(a) For the period January 5, 2004 (commencement of operations) through December 31, 2004.
(b) Not annualized.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Annualized.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Ancora Trust
Notes to the Financial Statements
June 30, 2005
(Unaudited)

NOTE 1. ORGANIZATION

Ancora Income Fund (the "Income Fund"), Ancora Equity Fund (the "Equity Fund"), Ancora Special Opportunity Fund (the "Special Opportunity Fund") and Ancora Bancshares (the "Bancshares") (each, a "Fund" and collectively, the "Funds") are each a separate series of Ancora Trust (the "Trust"), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Trust's Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund's investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Equity Fund's investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares. The Special Opportunity Fund's investment objective is obtaining a high total return. The Bancshares's investment objective is obtaining a high total return. Each Fund is an "open-end" management investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund, other than Bancshares, is a "diversified" company as defined in the 1940 Act. The Board of Trustees (the "Board") of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D. Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. There is a redemption fee for Class D of Bancshares of 1.75% in the first year declining to 1.00% in the second year and eliminated thereafter. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The price of Fund shares is based on the Fund's net asset value ("NAV"). The value of each portfolio instrument held by the Funds is determined by using market prices. If market quotations are not readily available or if an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices of the same securities.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Funds' policy is to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Equity Fund, Special Opportunity Fund and Bancshares intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. All

Ancora Trust
Notes to the Financial Statements
June 30, 2005 – continued
(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Effective June 30, 2005, the Trust retains Ancora Securities, Inc. (the "Distributor"), to act as the principal distributor of its shares. The Distributor is an affiliate of the Advisor and serves without compensation.

NOTE 4. INVESTMENTS

For the six months ended June 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Income Fund	Equity Fund	Special Opportunity Fund	Bancshares
Purchases				
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	8,867,543	4,851,117	5,250,367	982,415
Sales				
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	4,825,148	1,650,739	3,410,277	423,162

At June 30, 2005, the costs of securities, for federal income tax purposes was $13,412,542, $12,247,068, $10,788,998 and $2,336,254 for the Income Fund, Equity Fund, Special Opportunity Fund and Bancshares, respectively. As of June 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

	Income Fund	Equity Fund	Special Opportunity Fund	Bancshares
Gross Appreciation	$ 204,106	$ 1,070,177	$ 671,891	$ 254,346
Gross (Depreciation)	(168,364)	(202,925)	(324,451)	(88,574)
Net Appreciation on Investments	$ 35,742	$ 867,252	$ 347,440	$ 165,772

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2005 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Fund	Percentage
Ancora Income Fund Class C	95.08%
Ancora Income Fund Class D	85.76%
Ancora Equity Fund Class C	96.22%
Ancora Equity Fund Class D	81.12%
Ancora Special Opportunity Fund Class C	91.31%
Ancora Special Opportunity Fund Class D	78.43%
Ancora Bancshares Class D	96.12%

Ancora Trust
Notes to the Financial Statements
June 30, 2005 – continued
(Unaudited)

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At December 31, 2004, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $83,133, which expires in 2012. To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Ancora Income Fund Class C and Class D. For the period ended December 31, 2004, the Fund paid monthly distributions of net investment income totaling $0.50 per share to Class C and $0.50 per share to Class D shareholders.

Ancora Special Opportunity Fund Class C and Class D. For the period ended December 31, 2004, the Fund paid distributions of short term capital gains totaling $0.12 per share to Class C and $0.12 per share to Class D shareholders.

For the period ended December 31, 2004, no distributions were paid from the Equity Fund or the Bancshares to shareholders.

The tax character of distributions paid during the period ended December 31, 2004 is as follows:

	Income Fund Class C	Income Fund Class D	Special Opportunity Fund Class C	Special Opportunity Fund Class D
Ordinary income	$ 323,660	$ 150,318	$ -	$ -
Short-term Capital Gain	-	-	77,674	64,821
Long-term Capital Gain	-	-	-	-
	$ 323,660	$ 150,318	$ 77,674	$ 64,821

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Income Fund	Equity Fund	Special Opportunity Fund	Bancshares
Accumulated undistributed ordinary income	$ 2,191	$ -	$ -	$ -
Accumulated undistributed short-term capital gains / (losses)	(83,133)	-	115,626	-
Unrealized appreciation	84,502	982,654	822,253	261,392
	$ 3,560	$ 982,654	$ 937,879	$ 261,392

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Ancora Income Fund Class C and Class D. For the six months ended June 30, 2005, the Fund paid monthly distributions of net investment income totaling $0.25 per share, or $234,243, to Class C shareholders and $0.25 per share, or $91,311, to Class D shareholders.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2005, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from Funds' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS
Richard A. Barone
Raj Aggarwal
Donald Lerner
Anne Peterson Ogan

OFFICERS
Richard A. Barone, Chairman and Treasurer
Bradley Zucker, Secretary

DISTRIBUTOR
Ancora Securities, Inc.
One Chagrin Highlands
2000 Auburn Drive,
Suite 430
Cleveland, OH 44122

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
McDonald Hopkins Co., LPA
2100 Bank One Center
600 Superior Avenue E.
Cleveland, OH 44114

CUSTODIAN
U.S. Bank N.A.
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT
AND FUND ACCOUNTANT
Mutual Shareholder Services, LLC
8869 Brecksville Road, Suite C
Brecksville, OH 44141

This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fees and expenses. Please read the prospectus carefully before investing.

The Funds' Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Funds.

Distributed by Ancora Securities, Inc., Member NASD.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

The Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Fund pursues its income objective by investing primarily in income-producing securities.

1As a percent of net assets

The Fund’s investment objective is to obtain a high total return, a combination of income and capital appreciation in the value of its shares. The Fund pursues this objective by investing in publicly traded equity securities.

FUND HOLDINGS – (Unaudited) – continued

1As a percent of net assets

The Fund’s investment objective is to obtain a high total return. The Fund pursues this objective by seeking out and investing in companies which the Advisor believes have the potential for superior returns.

1As a percent of net assets

The Funds investment objective is to obtain a high total return. The Fund pursues this objective by investing primarily in companies in a group of related industries that provide financial services.

* Expenses are equal to the Fund’s Class C annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

* Expenses are equal to the Fund’s Class D annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Purchases of Equity Securities by Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 9. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE – registrant did not submit matters to a vote of security holders during the period

Item 10. Controls and Procedures.

(a)           The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Semi-Annual Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)           There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Semi-Annual Report on Form N-CSR.

Item 11. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ancora Trust

By:	Richard A. Barone, President and Principal Financial Officer

Date : October 25, 2005